Obligations Under Finance Leases - Summary of Future Minimum Lease Payments (Including Interest), and Present Value of Minimum Lease Payments Under Finance Leases (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [Line items]
Minimum lease payments	¥ 90,980	¥ 80,150
Minimum lease payments, Less: amount repayable within one year	(11,974)	(11,696)
Minimum lease payments, non-current portion	79,006	68,454
Present values of minimum lease payments	77,427	66,868
Present values of minimum lease payments, Less: amount repayable within one year	(9,364)	(9,241)
Present values of minimum lease payments, non-current portion	68,063	57,627
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line items]
Minimum lease payments	11,974	11,651
1 to 2 years [member]
Disclosure of finance lease and operating lease by lessee [Line items]
Minimum lease payments	12,014	10,408
In the third to fifth years, inclusive [member]
Disclosure of finance lease and operating lease by lessee [Line items]
Minimum lease payments	30,018	27,895
Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line items]
Minimum lease payments	¥ 36,974	¥ 30,196